Subsequent Events (Details) ¥ in Thousands				1 Months Ended
	Mar. 15, 2022 $ / shares	Mar. 15, 2022 CNY (¥) shares	Mar. 28, 2017 shares	Mar. 31, 2021 shares	Mar. 31, 2020 shares	Mar. 31, 2019 shares
2016 Share Incentive Plan | Restricted Share Units | Certain directors, executive officers and the employees
Subsequent Events
Number of share units granted | shares			679,645	525,595	684,905	1,076,532
Subsequent Events | Class A ordinary shares
Subsequent Events
Fair value of share awards | ¥		¥ 178,980
Market price | $ / shares	$ 21.87
Subsequent Events | ADSs
Subsequent Events
Special dividend | $ / shares	0.25
Subsequent Events | 2016 Share Incentive Plan | Restricted Share Units | Certain directors, executive officers and the employees
Subsequent Events
Number of share units granted | shares		497,956
Subsequent Events | Employee Incentive Platform | Restricted Share Units | Class A ordinary shares | Certain directors, executive officers and the employees
Subsequent Events
Number of share units granted | shares		786,871
Value | $ / shares	$ 0